Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Australia: 2.8%
20,022		Ampol Ltd.	$ 390,326	0.2
5,493		ASX Ltd.	264,783	0.2
151,164		Aurizon Holdings Ltd.	392,886	0.2
50,306		Australia & New Zealand Banking Group Ltd.	849,401	0.5
52,545		Brambles Ltd.	434,644	0.3
204,398		Medibank Pvt Ltd.	407,811	0.3
2,417		Rio Tinto Ltd.	180,440	0.1
45,130		Santos Ltd.	225,114	0.1
10,160		Sonic Healthcare Ltd.	224,425	0.1
21,735		Suncorp Group Ltd.	176,878	0.1
90,201		Telstra Group Ltd.	244,734	0.2
80,508		Transurban Group - Stapled Security	787,097	0.5
			4,578,539	2.8

		Belgium: 0.1%
2,178		UCB S.A.	175,801	0.1

		Canada: 3.7%
18,939		Bank of Nova Scotia	988,097	0.6
16,726		BCE, Inc.	796,541	0.5
19,419		Canadian Imperial Bank of Commerce - XTSE	935,328	0.5
5,253		Canadian Utilities Ltd.	143,670	0.1
2,719		iA Financial Corp., Inc.	153,399	0.1
5,441		IGM Financial, Inc.	157,873	0.1
3,184		National Bank Of Canada	227,068	0.1
14,131		Pembina Pipeline Corp.	515,908	0.3
7,863		Royal Bank of Canada	782,004	0.5
3,448		Sun Life Financial, Inc.	163,384	0.1
4,878		Suncor Energy, Inc.	160,394	0.1
6,724		TC Energy Corp.	297,923	0.2
37,374		TELUS Corp.	795,741	0.5
			6,117,330	3.7

		China: 0.2%
78,000		BOC Hong Kong Holdings Ltd.	248,976	0.2

		Denmark: 0.5%
344		AP Moller - Maersk A/S - Class B	745,777	0.5

		Finland: 0.5%
11,129		Kone Oyj	556,569	0.3
32,553		Nokia OYJ - Finland	160,387	0.1
3,408		Orion Oyj	179,933	0.1
			896,889	0.5

		France: 2.4%
4,718		Air Liquide SA	686,902	0.4
13,905		AXA S.A.	393,076	0.2
7,087		BNP Paribas	398,234	0.3
9,191		Bouygues SA	284,244	0.2
4,513		Cie de Saint-Gobain	208,102	0.1
8,249		Edenred	453,194	0.3
1,600		Ipsen SA	178,857	0.1
5,950	(1)	La Francaise des Jeux SAEM	238,574	0.2
83,364		Orange SA	847,078	0.5
2,250		SEB SA	177,675	0.1
			3,865,936	2.4

		Germany: 1.3%
20,724		Deutsche Post AG	827,891	0.5
9,224		GEA Group AG	377,182	0.2
4,722	(1)	Scout24 SE	259,183	0.2
5,906		Symrise AG	677,355	0.4
			2,141,611	1.3

		Hong Kong: 1.7%
22,500		CK Asset Holdings Ltd.	134,674	0.1
61,500		CK Hutchison Holdings Ltd.	357,513	0.2
160,000		HKT Trust & HKT Ltd. - Stapled Security	195,091	0.1
6,800		Jardine Matheson Holdings Ltd.	328,780	0.2
93,300		Link REIT	630,223	0.4
88,500		MTR Corp.	426,670	0.3
71,500		Power Assets Holdings Ltd.	368,842	0.2
161,000		SITC International Holdings Co. Ltd.	357,156	0.2
			2,798,949	1.7

		Ireland: 0.8%
5,248		CRH PLC	210,978	0.1
7,406		DCC PLC	394,389	0.3
8,420		Medtronic PLC	665,517	0.4
			1,270,884	0.8

		Italy: 1.0%
72,851		ENI S.p.A.	1,086,213	0.6
45,591	(1)	Poste Italiane SpA	448,692	0.3
34,260		Snam SpA	174,888	0.1
			1,709,793	1.0

		Japan: 6.8%
12,900		Dai Nippon Printing Co., Ltd.	267,180	0.1
232,400		ENEOS Holdings, Inc.	784,301	0.5
1,000		Hirose Electric Co., Ltd.	133,838	0.1
28,900		Japan Post Holdings Co. Ltd.	226,523	0.1
54,500		Japan Tobacco, Inc.	1,115,037	0.7
11,900		McDonald's Holdings Co. Japan Ltd.	440,752	0.3
29,300		Mitsubishi UFJ Financial Group, Inc.	159,789	0.1
53,700		Mizuho Financial Group, Inc.	670,221	0.4
10,800		Nintendo Co., Ltd.	463,073	0.3
5,600		Nippon Telegraph & Telephone Corp.	155,283	0.1
5,900		Nomura Real Estate Holdings, Inc.	142,912	0.1
8,600		Ono Pharmaceutical Co., Ltd.	220,402	0.1
12,900		Secom Co., Ltd.	797,544	0.5
11,600		Sekisui Chemical Co., Ltd.	164,062	0.1
43,100		Sekisui House Ltd.	806,991	0.5
9,600		Sompo Holdings, Inc.	423,446	0.2

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited)(Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
51,800	Sumitomo Chemical Co., Ltd.	$ 188,854	0.1
32,700	Sumitomo Mitsui Financial Group, Inc.	1,109,862	0.7
20,800	Sumitomo Mitsui Trust Holdings, Inc.	667,070	0.4
35,000	Takeda Pharmaceutical Co., Ltd.	1,029,113	0.6
44,700	Tokio Marine Holdings, Inc.	922,106	0.6
15,700	Tokyo Gas Co., Ltd.	288,802	0.2
		11,177,161	6.8

	Netherlands: 1.1%
16,605	NN Group NV	709,642	0.5
9,297	Wolters Kluwer NV	1,024,631	0.6
		1,734,273	1.1

	New Zealand: 0.1%
59,093	Spark New Zealand Ltd.	192,650	0.1

	Spain: 0.6%
8,782	ACS Actividades de Construccion y Servicios SA	249,255	0.1
48,331	Repsol SA	746,250	0.5
		995,505	0.6

	Switzerland: 2.4%
9,736	Holcim AG	508,607	0.3
7,052	Novartis AG	627,307	0.4
1,593	Roche Holding AG-GENUSSCHEIN	520,312	0.3
1,480	Swisscom AG	798,108	0.5
3,004	Zurich Insurance Group AG	1,443,233	0.9
		3,897,567	2.4

	United Kingdom: 5.2%
32,453	3i Group PLC	533,220	0.3
5,768	Admiral Group Plc	141,017	0.1
87,247	Amcor PLC	1,077,501	0.7
182,068	Aviva PLC	983,037	0.6
81,920	BAE Systems PLC	811,317	0.5
29,023	British American Tobacco PLC	1,190,006	0.7
55,903	GSK PLC	950,582	0.6
14,887	Hikma Pharmaceuticals PLC	272,824	0.2
40,124	Imperial Brands PLC	1,032,036	0.6
142,565	NatWest Group PLC	453,403	0.3
72,379	The Sage Group PLC	702,041	0.4
21,480	United Utilities Group PLC	266,437	0.2
		8,413,421	5.2

	United States: 68.2%
10,356	3M Co.	1,304,545	0.8
16,347	AbbVie, Inc.	2,634,809	1.6
6,235	AECOM	529,975	0.3
5,192	Air Products & Chemicals, Inc.	1,610,351	1.0
4,404	Allegion Public Ltd.	500,515	0.3
7,298	Allstate Corp.	977,202	0.6
11,626	Amdocs Ltd.	1,033,086	0.6
9,278	American Electric Power Co., Inc.	898,110	0.6
7,289	Amgen, Inc.	2,087,570	1.3
3,959	AO Smith Corp.	240,470	0.1
623	Aon PLC	192,058	0.1
2,754	Aptargroup, Inc.	292,310	0.2
5,004	Assurant, Inc.	641,613	0.4
91,803	AT&T, Inc.	1,769,962	1.1
7,361	Avnet, Inc.	332,496	0.2
8,611	Axis Capital Holdings Ltd.	495,649	0.3
2,876	Bank of Hawaii Corp.	232,007	0.1
14,307	Bank OZK	660,268	0.4
2,217	Becton Dickinson & Co.	552,787	0.3
2,257	Booz Allen Hamilton Holding Corp.	240,145	0.1
25,162	Bristol-Myers Squibb Co.	2,020,005	1.2
16,037	Cardinal Health, Inc.	1,285,686	0.8
1,407	Cheniere Energy, Inc.	246,731	0.2
11,009	Chevron Corp.	2,018,060	1.2
4,313	Church & Dwight Co., Inc.	353,105	0.2
1,316	Cigna Corp.	432,819	0.3
43,660	Cisco Systems, Inc.	2,170,775	1.3
7,525	Citizens Financial Group, Inc.	318,909	0.2
5,478	Coca-Cola Co.	348,456	0.2
15,362	Colgate-Palmolive Co.	1,190,248	0.7
9,728	Commerce Bancshares, Inc.	728,822	0.4
7,905	CVS Health Corp.	805,361	0.5
6,943	Digital Realty Trust, Inc.	780,810	0.5
12,500	Dolby Laboratories, Inc.	935,875	0.6
16,975	DT Midstream, Inc.	1,024,102	0.6
7,859	DTE Energy Co.	911,723	0.6
13,211	Duke Energy Corp.	1,320,175	0.8
7,644	Edison International	509,549	0.3
6,879	Electronic Arts, Inc.	899,636	0.6
1,183	Elevance Health, Inc.	630,444	0.4
13,308	Emerson Electric Co.	1,274,507	0.8
2,567	Everest Re Group Ltd.	867,492	0.5
14,313	Evergy, Inc.	847,473	0.5
4,377	Eversource Energy	362,678	0.2
1,972	FedEx Corp.	359,338	0.2
8,463	First American Financial Corp.	462,503	0.3
6,881	First Industrial Realty Trust, Inc.	347,835	0.2
35,734	Flowers Foods, Inc.	1,073,807	0.7
51,202	FNB Corp.	721,948	0.4
4,189	Fortive Corp.	282,967	0.2
14,145	Gaming and Leisure Properties, Inc.	744,168	0.5
14,533	General Mills, Inc.	1,239,665	0.8
12,049	Genpact Ltd.	555,579	0.3
24,070	Gentex Corp.	695,623	0.4
6,170	Genuine Parts Co.	1,131,146	0.7
20,747	Gilead Sciences, Inc.	1,822,209	1.1
3,260	Hancock Whitney Corp.	178,778	0.1
4,427	Hanover Insurance Group, Inc.	652,097	0.4
14,005	Hartford Financial Services Group, Inc.	1,069,562	0.7

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited)(Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
2,613	Hasbro, Inc.	$ 164,149	0.1
19,905	Highwoods Properties, Inc.	593,169	0.4
6,194	International Bancshares Corp.	326,300	0.2
6,631	International Business Machines Corp.	987,356	0.6
15,808	Iron Mountain, Inc.	858,849	0.5
20,049	Johnson & Johnson	3,568,722	2.2
12,574	Johnson Controls International plc	835,417	0.5
31,768	Juniper Networks, Inc.	1,055,968	0.6
13,101	Kellogg Co.	955,718	0.6
18,189	Keurig Dr Pepper, Inc.	703,369	0.4
4,630	Kilroy Realty Corp.	200,109	0.1
1,331	Kimberly-Clark Corp.	180,523	0.1
58,302	Kinder Morgan, Inc.	1,114,734	0.7
2,297	Lamar Advertising Co.	230,022	0.1
4,455	Life Storage, Inc.	478,868	0.3
4,581	LKQ Corp.	248,886	0.2
362	Lockheed Martin Corp.	175,639	0.1
9,466	Loews Corp.	550,448	0.3
7,823	Manpowergroup, Inc.	684,669	0.4
11,710	Marathon Petroleum Corp.	1,426,395	0.9
7,211	Marsh & McLennan Cos., Inc.	1,248,801	0.8
9,390	MAXIMUS, Inc.	660,117	0.4
2,812	McKesson Corp.	1,073,284	0.7
13,199	MDU Resources Group, Inc.	415,636	0.3
25,004	Merck & Co., Inc.	2,753,440	1.7
15,576	Metlife, Inc.	1,194,679	0.7
10,500	MGIC Investment Corp.	144,165	0.1
903	Mid-America Apartment Communities, Inc.	148,887	0.1
8,282	Mondelez International, Inc.	559,946	0.3
4,916	Morgan Stanley	457,532	0.3
3,921	MSC Industrial Direct Co.	336,539	0.2
10,872	National Fuel Gas Co.	720,053	0.4
20,529	National Retail Properties, Inc.	951,724	0.6
7,259	National Storage Affiliates Trust	288,981	0.2
8,890	NetApp, Inc.	601,053	0.4
25,813	NiSource, Inc.	721,215	0.4
39,138	Old Republic International Corp.	958,881	0.6
1,886	ONE Gas, Inc.	163,988	0.1
6,338	Packaging Corp. of America	861,271	0.5
23,673	Patterson Cos., Inc.	673,260	0.4
11,689	PepsiCo, Inc.	2,168,426	1.3
37,735	Pfizer, Inc.	1,891,656	1.2
17,843	Philip Morris International, Inc.	1,778,412	1.1
13,069	Phillips 66	1,417,202	0.9
6,388	Popular, Inc.	466,452	0.3
34,084	PPL Corp.	1,006,160	0.6
12,887	Premier, Inc.	429,781	0.3
19,294	Procter & Gamble Co.	2,877,893	1.8
12,331	Prosperity Bancshares, Inc.	931,854	0.6
11,419	Reynolds Consumer Products, Inc.	364,951	0.2
3,097	Ryder System, Inc.	289,539	0.2
4,864	Sempra Energy	808,348	0.5
12,524	Service Corp. International	894,840	0.6
4,993	Silgan Holdings, Inc.	264,130	0.2
3,592	Snap-On, Inc.	864,235	0.5
11,680	Sonoco Products Co.	716,802	0.4
10,667	Spirit Realty Capital, Inc.	441,827	0.3
6,239	Targa Resources Corp.	464,119	0.3
4,784	Texas Instruments, Inc.	863,321	0.5
6,504	Travelers Cos, Inc.	1,234,524	0.8
4,105	UGI Corp.	158,658	0.1
3,946	UMB Financial Corp.	337,462	0.2
3,968	United Parcel Service, Inc. - Class B	752,849	0.5
915	UnitedHealth Group, Inc.	501,200	0.3
11,457	Unum Group	483,256	0.3
25,329	US Bancorp	1,149,683	0.7
3,551	Valero Energy Corp.	474,485	0.3
4,451	Verisk Analytics, Inc.	817,693	0.5
42,827	Verizon Communications, Inc.	1,669,396	1.0
9,406	Washington Federal, Inc.	331,750	0.2
5,669	WEC Energy Group, Inc.	562,025	0.3
5,020	Wells Fargo & Co.	240,709	0.1
7,544	Wendy's Company	170,193	0.1
7,853	WestRock Co.	297,786	0.2
34,369	Williams Cos., Inc.	1,192,604	0.7
12,139	WP Carey, Inc.	956,553	0.6
		111,390,130	68.2

	Total Common Stock
	(Cost $150,807,311)	162,351,192	99.4

EXCHANGE-TRADED FUNDS: 0.4%
5,295	iShares MSCI EAFE Value Index ETF	246,165	0.1
3,075	iShares Russell 1000 Value ETF	488,894	0.3

	Total Exchange-Traded Funds
	(Cost $684,943)	735,059	0.4

	Total Long-Term Investments
	(Cost $151,492,254)	163,086,251	99.8

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited)(Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
1,138,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 3.740%
	(Cost $1,138,000)	$ 1,138,000	0.7

	Total Short-Term Investments
	(Cost $1,138,000)	1,138,000	0.7

	Total Investments in Securities (Cost $152,630,254)	$ 164,224,251	100.5
	Liabilities in Excess of Other Assets	(864,220)	(0.5)
	Net Assets	$ 163,360,031	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Rate shown is the 7-day yield as of November 30, 2022.

Sector Diversification	Percentage of Net Assets
Financials	20.4%
Health Care	17.3
Industrials	12.0
Consumer Staples	10.5
Energy	8.3
Information Technology	6.5
Utilities	6.3
Communication Services	5.6
Real Estate	4.8
Materials	4.6
Consumer Discretionary	3.1
Exchange-Traded Funds	0.4
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited)(Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,578,539	$–	$4,578,539
Belgium	–	175,801	–	175,801
Canada	6,117,330	–	–	6,117,330
China	–	248,976	–	248,976
Denmark	–	745,777	–	745,777
Finland	–	896,889	–	896,889
France	–	3,865,936	–	3,865,936
Germany	–	2,141,611	–	2,141,611
Hong Kong	328,780	2,470,169	–	2,798,949
Ireland	665,517	605,367	–	1,270,884
Italy	–	1,709,793	–	1,709,793
Japan	–	11,177,161	–	11,177,161
Netherlands	–	1,734,273	–	1,734,273
New Zealand	–	192,650	–	192,650
Spain	–	995,505	–	995,505
Switzerland	–	3,897,567	–	3,897,567
United Kingdom	1,077,501	7,335,920	–	8,413,421
United States	111,390,130	–	–	111,390,130
Total Common Stock	119,579,258	42,771,934	–	162,351,192
Exchange-Traded Funds	735,059	–	–	735,059
Short-Term Investments	1,138,000	–	–	1,138,000
Total Investments, at fair value	$121,452,317	$42,771,934	$–	$164,224,251
Other Financial Instruments+
Forward Foreign Currency Contracts	–	192,606	–	192,606
Total Assets	$121,452,317	$42,964,540	$–	$164,416,857
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,086,187)	$–	$(1,086,187)
Written Options	–	(4,726,700)	–	(4,726,700)
Total Liabilities	$–	$(5,812,887)	$–	$(5,812,887)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2022, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 900,000	USD 891,457	Morgan Stanley & Co. International PLC	12/20/22	$46,676
AUD 100,000	USD 66,577	State Street Bank and Trust Co.	12/20/22	1,357
USD 11,167,725	EUR 11,100,000	State Street Bank and Trust Co.	12/20/22	(402,583)
USD 3,250,173	CHF 3,100,000	State Street Bank and Trust Co.	12/20/22	(34,687)
USD 7,298,503	GBP 6,300,000	State Street Bank and Trust Co.	12/20/22	(300,321)
USD 1,138,636	EUR 1,100,000	The Bank of New York Mellon	12/20/22	(7,971)
CAD 200,000	USD 148,369	The Bank of New York Mellon	12/20/22	367
GBP 100,000	USD 112,910	The Bank of New York Mellon	12/20/22	7,706
JPY 15,700,000	USD 111,301	The Bank of New York Mellon	12/20/22	2,695
USD 412,005	CHF 400,000	The Bank of New York Mellon	12/20/22	(11,848)
USD 10,792,644	JPY 1,528,600,000	The Bank of New York Mellon	12/20/22	(306,389)
USD 6,306,334	CAD 8,300,000	The Bank of New York Mellon	12/20/22	133,805
USD 4,597,092	AUD 6,800,000	The Bank of New York Mellon	12/20/22	(22,387)
				$(893,580)

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited)(Continued)

At November 30, 2022, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Consumer Staples Select Sector SPDR Fund	Royal Bank of Canada	Call	12/16/22	USD	72.570	108,559	USD	8,379,669	$164,967	$(536,703)
Financial Select Sector SPDR Fund	Morgan Stanley & Co. International PLC	Call	12/30/22	USD	35.720	387,334	USD	14,064,098	341,125	(455,956)
FTSE 100 Index	UBS AG	Call	12/02/22	GBP	7,039.430	2,855	GBP	21,713,074	458,866	(1,841,106)
Health Care Select Sector SPDR Fund	UBS AG	Call	12/30/22	USD	135.920	60,935	USD	8,471,184	149,321	(281,988)
Industrial Select Sector SPDR Fund	Royal Bank of Canada	Call	12/16/22	USD	96.020	231,408	USD	23,538,822	611,588	(1,469,192)
Nikkei 225 Index	BNP Paribas	Call	12/02/22	JPY	27,159.490	23,980	JPY	670,696,380	106,144	(141,755)
									$1,832,011	$(4,726,700)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $150,864,912.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$18,969,060
Gross Unrealized Depreciation	(11,218,107)
Net Unrealized Appreciation	$7,750,953